Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Trade payables	£ 5,444			£ 3,726
Accrued expenses	7,354			12,146
Amounts due to related parties	1,900
Social security and other taxes	879			981
Outstanding defined contribution pension costs	8			15
Total trade and other current payables	15,585	£ 11,488	£ 16,919	16,868	£ 16,031
Deferred fees and charges	£ 3,991	£ 3,728	£ 3,955	£ 3,922	£ 4,153